Shareholders' Equity - Share-Based Compensation Arrangement by Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
$25.90 - $27.21 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares	1,900
Option price range, Lower	$ 25.90
Option price range, Upper	$ 27.21
Weighted average exercise price	$ 27.21
Weighted average remaining contractual life	4 days
$19.18 - $22.83 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares	8,188,365
Option price range, Lower	$ 19.18
Option price range, Upper	$ 22.83
Weighted average exercise price	$ 22.71
Weighted average remaining contractual life	3 months 26 days
$16.73 - $17.08 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares	99,986
Option price range, Lower	$ 16.73
Option price range, Upper	$ 17.08
Weighted average exercise price	$ 17.03
Weighted average remaining contractual life	8 months 19 days